Related party transactions (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2022
IfrsStatementLineItems [Line Items]
Share-based compensation expense	$ 1,078	$ 2,338	$ 2,806	$ 3,146
Interest Expense Incurred		3,833
Chief Executive Officer and Director [Member]
IfrsStatementLineItems [Line Items]
Principal amount of subscription			30,000
QRC [member]
IfrsStatementLineItems [Line Items]
Interest Expense Incurred		$ 4,476	$ 176